Note Loans (Non-covered loans HIP in past due status, non-performing status and accruing loans past-due 90 days or more by loan class) (Detail) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		$ 26,507,889		$ 24,292,794
Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,547,168		1,357,092
CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		4,204,345		4,092,870
CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		2,021,192		2,142,589
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		4,270,314		3,896,310
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		779,449		880,029
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		7,235,258		7,270,407
Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		934,773		809,990
Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[1]	25,949		32,980
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		5,489,441		3,810,527
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,107,608		2,466,511
Current		24,400,281		21,826,283
Loans held-in-portfolio		26,507,889	[2],[3]	24,292,794	[4],[5]
Non-accrual loans		611,087		550,957
Accruing loans past-due 90 days or more		612,543	[6]	1,225,149	[7]
Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		491,073		355,878
Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		176,747		119,634
Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,439,788		1,990,999
Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,314		2,815
Current		1,541,854		1,354,277
Loans held-in-portfolio		1,547,168		1,357,092
Non-accrual loans		546		1,899
Accruing loans past-due 90 days or more		0		0
Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,604		395
Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		112		426
Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		598		1,994
Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		139,965		74,606
Current		4,064,380		4,018,264
Loans held-in-portfolio		4,204,345		4,092,870
Non-accrual loans		39,622		20,465
Accruing loans past-due 90 days or more		0		0
Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		92,782		43,645
Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,127		1,317
Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		46,056		29,644
Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		123,989		137,763
Current		1,897,203		2,004,826
Loans held-in-portfolio		2,021,192		2,142,589
Non-accrual loans		88,450		101,930
Accruing loans past-due 90 days or more		0		0
Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11,806		10,681
Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,567		2,291
Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		99,616		124,791
Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		137,174		149,495
Current		4,133,140		3,746,815
Loans held-in-portfolio		4,270,314		3,896,310
Non-accrual loans		55,408		40,771
Accruing loans past-due 90 days or more		243		685
Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,491		4,677
Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,636		6,529
Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		129,047		138,289
Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13,848		170
Current		765,601		879,859
Loans held-in-portfolio		779,449		880,029
Non-accrual loans		13,848		0
Accruing loans past-due 90 days or more		0		0
Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13,848		170
Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,474,923		1,926,939
Current		5,760,335		5,343,468
Loans held-in-portfolio		7,235,258		7,270,407
Non-accrual loans		334,598		321,549
Accruing loans past-due 90 days or more	[8]	595,525		1,204,691
Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		288,982		231,343
Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		131,301		83,981
Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,054,640		1,611,615
Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,803		14,687
Current		921,970		795,303
Loans held-in-portfolio		934,773		809,990
Non-accrual loans		3,313		2,974
Accruing loans past-due 90 days or more		0		0
Non Covered Loans | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,663		10,223
Non Covered Loans | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,827		1,490
Non Covered Loans | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,313		2,974
Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,267		3,747
Current		22,682		29,233
Loans held-in-portfolio		25,949		32,980
Non-accrual loans		2,627		3,039
Accruing loans past-due 90 days or more		0		0
Non Covered Loans | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		195		291
Non Covered Loans | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		445		417
Non Covered Loans | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,627		3,039
Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		32,932		30,026
Current		1,014,379		1,063,295
Loans held-in-portfolio		1,047,311		1,093,321
Non-accrual loans		0		11
Accruing loans past-due 90 days or more		16,035		18,227
Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		9,506		7,322
Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,391		4,466
Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		16,035		18,238
Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		15,191		24,415
Current		133,212		163,757
Loans held-in-portfolio		148,403		188,172
Non-accrual loans		13,590		14,997
Accruing loans past-due 90 days or more		154		257
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		886		5,091
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		561		4,070
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13,744		15,254
Non Covered Loans | Consumer | Personal Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		46,143		49,034
Current		1,493,831		1,471,280
Loans held-in-portfolio		1,539,974		1,520,314
Non-accrual loans		20,497		22,239
Accruing loans past-due 90 days or more		35		141
Non Covered Loans | Consumer | Personal Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		15,388		17,268
Non Covered Loans | Consumer | Personal Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		9,630		9,006
Non Covered Loans | Consumer | Personal Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		21,125		22,760
Non Covered Loans | Consumer | Auto Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		86,243		35,068
Current		2,522,542		815,745
Loans held-in-portfolio		2,608,785		850,813
Non-accrual loans		24,050		5,466
Accruing loans past-due 90 days or more		127		0
Non Covered Loans | Consumer | Auto Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		52,204		24,405
Non Covered Loans | Consumer | Auto Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		9,862		5,197
Non Covered Loans | Consumer | Auto Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		24,177		5,466
Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		15,816		17,746
Current		129,152		140,161
Loans held-in-portfolio		144,968		157,907
Non-accrual loans		14,538		15,617
Accruing loans past-due 90 days or more		424		1,148
Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		566		537
Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		288		444
Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		14,962		16,765
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		19,883,472		18,078,058	[9]
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		145,628		146,399
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		2,322,601		2,404,559
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,722,253		1,823,614
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,182,161		2,891,327
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		85,955		95,369
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		6,433,323		6,576,779
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		934,773		809,990
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		5,056,778		3,330,021
PUERTO RICO | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,954,017		2,281,336
Current		17,929,455		15,796,722
Loans held-in-portfolio		19,883,472		18,078,058
Non-accrual loans		568,098		511,440
Accruing loans past-due 90 days or more		612,543	[10]	1,225,149	[11]
PUERTO RICO | Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		462,707		325,908
PUERTO RICO | Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		167,907		100,779
PUERTO RICO | Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,323,403		1,854,649
PUERTO RICO | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,151		1,636
Current		143,477		144,763
Loans held-in-portfolio		145,628		146,399
Non-accrual loans		546		1,115
Accruing loans past-due 90 days or more		0		0
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,441		0
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		112		426
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		598		1,210
PUERTO RICO | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		138,605		67,793
Current		2,183,996		2,336,766
Loans held-in-portfolio		2,322,601		2,404,559
Non-accrual loans		39,257		18,866
Accruing loans past-due 90 days or more		0		0
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		92,075		39,617
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		839		131
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		45,691		28,045
PUERTO RICO | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		116,755		134,217
Current		1,605,498		1,689,397
Loans held-in-portfolio		1,722,253		1,823,614
Non-accrual loans		88,069		101,068
Accruing loans past-due 90 days or more		0		0
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,681		7,997
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		10,839		2,291
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		99,235		123,929
PUERTO RICO | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		60,099		45,669
Current		3,122,062		2,845,658
Loans held-in-portfolio		3,182,161		2,891,327
Non-accrual loans		55,078		40,177
Accruing loans past-due 90 days or more		243		685
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,137		3,556
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		641		1,251
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		55,321		40,862
PUERTO RICO | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,788		170
Current		84,167		95,199
Loans held-in-portfolio		85,955		95,369
Non-accrual loans		1,788		0
Accruing loans past-due 90 days or more		0		0
PUERTO RICO | Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
PUERTO RICO | Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
PUERTO RICO | Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,788		170
PUERTO RICO | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,447,078		1,892,486
Current		4,986,245		4,684,293
Loans held-in-portfolio		6,433,323		6,576,779
Non-accrual loans		323,565		306,697
Accruing loans past-due 90 days or more		595,525		1,204,691
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		275,367		217,890
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		128,104		77,833
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,043,607		1,596,763
PUERTO RICO | Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,803		14,687
Current		921,970		795,303
Loans held-in-portfolio		934,773		809,990
Non-accrual loans		3,313		2,974
Accruing loans past-due 90 days or more		0		0
PUERTO RICO | Non Covered Loans | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,663		10,223
PUERTO RICO | Non Covered Loans | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,827		1,490
PUERTO RICO | Non Covered Loans | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,313		2,974
PUERTO RICO | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		32,930		30,010
Current		1,014,343		1,063,211
Loans held-in-portfolio		1,047,273		1,093,221
Non-accrual loans		0		0
Accruing loans past-due 90 days or more		16,035		18,227
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		9,504		7,319
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,391		4,464
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		16,035		18,227
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		262		1,090
Current		5,089		4,997
Loans held-in-portfolio		5,351		6,087
Non-accrual loans		11		0
Accruing loans past-due 90 days or more		154		257
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		438
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		97		395
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		165		257
PUERTO RICO | Non Covered Loans | Consumer | Personal Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		39,491		40,764
Current		1,211,134		1,181,548
Loans held-in-portfolio		1,250,625		1,222,312
Non-accrual loans		17,887		19,460
Accruing loans past-due 90 days or more		35		141
PUERTO RICO | Non Covered Loans | Consumer | Personal Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13,069		13,926
PUERTO RICO | Non Covered Loans | Consumer | Personal Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,907		6,857
PUERTO RICO | Non Covered Loans | Consumer | Personal Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		18,515		19,981
PUERTO RICO | Non Covered Loans | Consumer | Auto Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		86,243		35,068
Current		2,522,542		815,745
Loans held-in-portfolio		2,608,785		850,813
Non-accrual loans		24,050		5,466
Accruing loans past-due 90 days or more		127		0
PUERTO RICO | Non Covered Loans | Consumer | Auto Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		52,204		24,405
PUERTO RICO | Non Covered Loans | Consumer | Auto Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		9,862		5,197
PUERTO RICO | Non Covered Loans | Consumer | Auto Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		24,177		5,466
PUERTO RICO | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		15,812		17,746
Current		128,932		139,842
Loans held-in-portfolio		144,744		157,588
Non-accrual loans		14,534		15,617
Accruing loans past-due 90 days or more		424		1,148
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		566		537
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		288		444
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		14,958		16,765
Popular U.S.
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		6,624,417		6,214,736
Popular U.S. | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,401,540		1,210,693
Popular U.S. | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,881,744		1,688,311
Popular U.S. | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		298,939		318,975
Popular U.S. | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,088,153		1,004,983
Popular U.S. | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		693,494		784,660
Popular U.S. | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		801,935		693,628
Popular U.S. | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		25,949		32,980
Popular U.S. | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		432,663		480,506
Popular U.S. | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		153,591		185,175
Current		6,470,826		6,029,561
Loans held-in-portfolio		6,624,417		6,214,736
Non-accrual loans		42,989		39,517
Accruing loans past-due 90 days or more		0	[12]	0	[13]
Popular U.S. | Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		28,366		29,970
Popular U.S. | Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		8,840		18,855
Popular U.S. | Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		116,385		136,350
Popular U.S. | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,163		1,179
Current		1,398,377		1,209,514
Loans held-in-portfolio		1,401,540		1,210,693
Non-accrual loans		0		784
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,163		395
Popular U.S. | Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Popular U.S. | Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		784
Popular U.S. | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,360		6,813
Current		1,880,384		1,681,498
Loans held-in-portfolio		1,881,744		1,688,311
Non-accrual loans		365		1,599
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		707		4,028
Popular U.S. | Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		288		1,186
Popular U.S. | Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		365		1,599
Popular U.S. | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,234		3,546
Current		291,705		315,429
Loans held-in-portfolio		298,939		318,975
Non-accrual loans		381		862
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,125		2,684
Popular U.S. | Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,728		0
Popular U.S. | Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		381		862
Popular U.S. | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		77,075		103,826
Current		1,011,078		901,157
Loans held-in-portfolio		1,088,153		1,004,983
Non-accrual loans		330		594
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,354		1,121
Popular U.S. | Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		995		5,278
Popular U.S. | Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		73,726		97,427
Popular U.S. | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,060		0
Current		681,434		784,660
Loans held-in-portfolio		693,494		784,660
Non-accrual loans		12,060		0
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Popular U.S. | Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Popular U.S. | Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,060		0
Popular U.S. | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		27,845		34,453
Current		774,090		659,175
Loans held-in-portfolio		801,935		693,628
Non-accrual loans		11,033		14,852
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13,615		13,453
Popular U.S. | Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,197		6,148
Popular U.S. | Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11,033		14,852
Popular U.S. | Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,267		3,747
Current		22,682		29,233
Loans held-in-portfolio		25,949		32,980
Non-accrual loans		2,627		3,039
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		195		291
Popular U.S. | Non Covered Loans | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		445		417
Popular U.S. | Non Covered Loans | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,627		3,039
Popular U.S. | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2		16
Current		36		84
Loans held-in-portfolio		38		100
Non-accrual loans		0		11
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2		3
Popular U.S. | Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		2
Popular U.S. | Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		11
Popular U.S. | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		14,929		23,325
Current		128,123		158,760
Loans held-in-portfolio		143,052		182,085
Non-accrual loans		13,579		14,997
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		886		4,653
Popular U.S. | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		464		3,675
Popular U.S. | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13,579		14,997
Popular U.S. | Non Covered Loans | Consumer | Personal Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,652		8,270
Current		282,697		289,732
Loans held-in-portfolio		289,349		298,002
Non-accrual loans		2,610		2,779
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Consumer | Personal Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,319		3,342
Popular U.S. | Non Covered Loans | Consumer | Personal Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,723		2,149
Popular U.S. | Non Covered Loans | Consumer | Personal Loan | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,610		2,779
Popular U.S. | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4		0
Current		220		319
Loans held-in-portfolio		224		319
Non-accrual loans		4		0
Accruing loans past-due 90 days or more		0		0
Popular U.S. | Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Popular U.S. | Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Popular U.S. | Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		$ 4		$ 0

[1]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.

[2]
Includes $6.9 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.8 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings and $2.1 billion at the Federal Reserve Bank ("FRB") for discount window borrowings.

[3]	Loans held-in-portfolio are net of $156 million in unearned income and exclude $51 million in loans held-for-sale.
[4]
Includes $7.1 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.6 billion were pledged at the FHLB as collateral for borrowings, $2.0 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[5]	Loans held-in-portfolio are net of $131 million in unearned income and exclude $132 million in loans held-for-sale.
[6]
Loans HIP of $216 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[7]
Non-covered loans HIP of $215 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[8]
It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured.

[9]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[10]
Loans HIP of $143 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[11]
Non-covered loans HIP of $118 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[12]
Loans HIP of $73 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[13]
Non-covered loans HIP of $97 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.